Income Taxes - NOL Carryforwards and Uncertain Tax Positions (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Uncertain tax positions	$ 0	$ 0
State
Operating Loss Carryforwards [Line Items]
NOL carryforwards		6,886,000
Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards		$ 11,818,000